CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Net Income	$ (313,490)		$ 599,327		$ 245,275
Other comprehensive income (loss) before tax:
Foreign currency translation adjustment	(4,451)	[1]	(4,822)	[1]	(2,448)
Reclassification adjustment for (gains) losses included in net income (loss)	7,718	[1]	0	[1]	0
Adjustment of pension and postretirement benefit plans	(160,679)		174,578		(39,978)
Amortization of net losses	(8,505)		24,674		25,159
Prior service cost	3,800		0		(200)
Unrealized holding gains (losses) on securities available-for-sale arising during the period	57,401		(221,043)		(59,484)
Reclassification adjustment for (gains) losses on securities available-for-sale included in net income (loss)	870		(2,110)		1,707
Unrealized net gains (losses) on cash flow hedges	(6,613)		2,286		(13,509)
Reclassification adjustment for (gains) losses on cash flow hedges included in net income (loss)	6,091		(1,839)		14,119
Other comprehensive income before tax	(104,368)		(28,276)		(74,634)
Income tax (expense) benefit	63,241		(57,601)		14,314
Total other comprehensive income (loss), net of tax	(41,127)		(85,877)		(60,320)
Comprehensive income (loss), net of tax	$ (354,617)		$ 513,450		$ 184,955

[1]	All amounts presented are net of tax.